RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. A summary of leasing transactions with Ship Finance during the six months ended June 30, 2015 and June 30, 2014 is as follows:

	Six months ended June 30,
(in thousands of $)	2015	2014
Charter hire paid (principal and interest)	53,324	62,920
Contingent rental expense	19,890	13,504
Remaining lease obligation	279,513	709,797

In June 2015, the Company and Ship Finance agreed to amendments to the leases on 12 VLCCs and five Suezmaxes, along with amendments to the charter ancillary agreements and related management agreements. As a result, the daily hire payable to Ship Finance was reduced to $20,000 per day and $15,000 per day for VLCCs and Suezmaxes, respectively. Management fees due from Ship Finance were increased from $6,500 per day per vessel to $9,000 per day per vessel. In return, the Company issued 55.0 million new shares to Ship Finance in June 2015 with a value of $150.2 million and the profit share above the new daily hire rates was increased from 25 percent to 50 percent. As a result of this, obligations under capital leases were reduced by $217.5 million and vessels under capital leases were reduced by $67.3 million at June 30, 2015 due to the allocation of the $150.2 million share issue to vessels under capital lease.

A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the six months ended June 30, 2015 and June 30, 2014 is as follows:

	Six months ended June 30,
(in thousands of $)	2015	2014
Seatankers Management Co. Ltd	1,811	1,101
Golar LNG Limited	34	895
Golar LNG Partners LP	—	87
Ship Finance International Limited	2,081	3,108
Golden Ocean Group Limited	8,783	1,867
Frontline 2012 Ltd	5,481	5,172
Bryggegata AS	(1,440)	(1,051)
Arcadia Petroleum Limited	211	354
Seadrill Limited	552	1,273
North Atlantic Drilling Limited	103	259
Archer Limited	222	255
Deep Sea Supply Plc	90	82
Windsor group	98	—
CalPetro Tankers (Bahamas I) Limited	—	28
CalPetro Tankers (Bahamas II) Limited	—	28
CalPetro Tankers (IOM) Limited	—	28

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space.

A summary of balances due from related parties as at June 30, 2015 and December 31, 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	2,745	3,444
Seatankers Management Co. Ltd	290	320
Archer Limited	111	100
Northern Offshore Ltd	—	13
Golden Ocean Group Limited	6,247	1,490
Seadrill Limited	488	557
North Atlantic Drilling Limited	447	817
Frontline 2012 Ltd	2,996	3,672
Deep Sea Supply Plc	100	61
Arcadia Petroleum Limited	297	124
Knightsbridge Shipping Limited	—	2,039
VLCC Chartering	89	—
	13,810	12,637
A summary of balances due to related parties as at June 30, 2015 and December 31, 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	(39,666)	(45,244)
Seatankers Management Co. Ltd	(294)	(343)
Golden Ocean Group Limited	(2,654)	(914)
Windsor Group	—	(5,844)
Arcadia Petroleum Limited	(4)	—
Frontline 2012 Ltd	(6,865)	(3,048)
Knightsbridge Shipping Limited	—	(320)
	(49,483)	(55,713)

The long term related party balance payable of $103.6 million at June 30, 2015 (December 31, 2014: $110.0 million) is the long term portion of the loan note due to Ship Finance and is the remaining termination fee payable for Front Champion, Golden Victory. Front Opalia, Front Commerce and Front Comanche. $18.1 million at June 30, 2015 (December 31, 2014: $9.3 million) has been recorded as a short term related party balance payable. The loan note is being repaid using similar repayment terms to the original lease and incurs interest at 7.254%. Interest expense of $4.3 million has been recorded in the six months ended June 30, 2015 (six months ended June 30, 2014: $2.8 million).